Variable interest entities - operation results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entities
Total revenues	¥ 173,827,382	$ 27,277,309	¥ 141,736,152	¥ 154,786,128
Costs and expenses	222,269,128	34,878,876	155,524,094	162,799,505
Income (loss) from operations	(48,441,746)	(7,601,567)	(13,787,942)	(8,013,377)
Income (loss) before income tax expenses	(49,168,258)	(7,715,572)	(10,910,740)	(10,081,049)
Income tax expenses	166,320	26,099	(303,202)	(348,008)
Net income (loss)	(49,334,578)	(7,741,671)	(10,607,538)	(9,733,041)
Net income (loss) attributable to DiDi Global Inc.	(49,343,664)	(7,743,097)	(10,514,498)	(9,728,459)
Net cash provided by operating activities	(13,413,860)	(2,104,929)	1,137,622	1,444,650
Net cash provided by (used in) investing activities	1,144,684	179,625	(1,946,323)	(6,150,778)
Inter-company loan financing from non-VIE subsidiaries	6,106,358	958,221
Inter-company loan financing to non-VIE subsidiaries	(389,988)	(61,198)
Net cash provided by (used in) financing activities	35,191,482	$ 5,522,313	9,274,050	2,951,762
VIE
Variable interest entities
Total revenues	168,311,395		137,885,322	150,816,969
Costs and expenses	(173,607,584)		(140,013,764)	(149,579,973)
Income (loss) from operations	(5,296,189)		(2,128,442)	1,236,996
Income (loss) from non-operations	(358,813)		1,652,386	(688,178)
Income (loss) before income tax expenses	(5,655,002)		(476,056)	548,818
Income tax expenses	(302,047)		(66,808)	(9,786)
Net income (loss)	(5,957,049)		(542,864)	539,032
Net income (loss) attributable to DiDi Global Inc.	(5,957,049)		(542,864)	539,032
Net cash provided by operating activities	1,631,994		659,450	4,497,949
Net cash provided by (used in) investing activities	2,688,546		(842,172)	(2,780,009)
Net cash provided by (used in) financing activities	4,505,606		4,037,500	(1,100,000)
Inter-company / Group companies
Variable interest entities
Inter-company revenues	1,708,159		1,067,752	152
Costs and expenses	(15,320,699)		(12,895,784)	(9,557,049)
Net cash provided by operating activities	(1,212,002)		(13,313,253)	(7,880,749)
Net cash provided by (used in) investing activities			2,785,392
Inter-company loan financing from non-VIE subsidiaries	10,921,871		1,003,320
Inter-company loan financing to non-VIE subsidiaries	(3,000,000)		(1,000,000)	(1,000,000)
Third-party / External parties
Variable interest entities
Third-party revenues	166,603,236		136,817,570	150,816,817
Costs and expenses	(158,286,885)		(127,117,980)	(140,022,924)
Net cash provided by operating activities	2,843,996		13,972,703	12,378,698
Net cash provided by (used in) investing activities	2,688,546		(3,627,564)	(2,780,009)
Net cash provided by (used in) financing activities	¥ (3,416,265)		¥ 4,034,180	¥ (100,000)